Debt - Short-term Debt (Details) - USD ($)				12 Months Ended
	Nov. 29, 2018	Oct. 26, 2018	Jan. 03, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 28, 2018	Mar. 09, 2018	Dec. 15, 2017	Dec. 03, 2017
Short-term Debt [Line Items]
Short-term debt				$ 720,000,000	$ 1,276,000,000
Debt face amount						$ 2,000,000,000.0
Federal home loan bank advances maximum amount available				790,000,000
2018 Senior Notes
Short-term Debt [Line Items]
Debt face amount							$ 40,000,000,000
Notes Payable | 3-Year and 5-Year Term Loan
Short-term Debt [Line Items]
Maximum borrowing capacity								$ 5,000,000,000.0
Debt face amount						$ 5,000,000,000.0
Senior Notes | 2018 Senior Notes
Short-term Debt [Line Items]
Debt face amount							40,000,000,000.0
Commercial Paper
Short-term Debt [Line Items]
Short-term debt				$ 720,000,000	$ 1,300,000,000
Short-term debt, weighted average interest rate				2.80%	2.00%
Line of Credit | Back-Up Credit Facilities
Short-term Debt [Line Items]
Short-term debt				$ 0	$ 0
Commitment fee percentage				0.03%
Line of Credit | Revolving Credit Facility, Expiring May 16, 2019
Short-term Debt [Line Items]
Maximum borrowing capacity				$ 1,750,000,000
Debt term				364 days
Line of Credit | Revolving Credit Facility, Expiring July 1, 2020
Short-term Debt [Line Items]
Maximum borrowing capacity				$ 1,250,000,000
Debt term				5 years
Line of Credit | Revolving Credit Facility, Expiring May 18, 2022
Short-term Debt [Line Items]
Maximum borrowing capacity				$ 1,000,000,000.0
Debt term				5 years
Line of Credit | Revolving Credit Facility, Expiring May 17, 2023
Short-term Debt [Line Items]
Maximum borrowing capacity				$ 2,000,000,000.0
Debt term				5 years
Line of Credit | 2017 Revolving Credit Facility
Short-term Debt [Line Items]
Maximum borrowing capacity			$ 2,500,000,000
Commitment fee percentage			0.03%
Bridge Loan
Short-term Debt [Line Items]
Debt term		364 days
Debt face amount		$ 4,000,000,000.0					4,000,000,000.0	$ 44,000,000,000.0	$ 49,000,000,000.0
Debt issuance cost capitalized							$ 8,000,000		$ 221,000,000
Amortization of debt issuance costs				$ 173,000,000	$ 56,000,000
Extinguishment of debt	$ 4,000,000,000.0
Federal Home Loan Bank Advances
Short-term Debt [Line Items]
Short-term debt				$ 0